Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities	12 Months Ended
Dec. 31, 2012
Deferred tax recovery on 54,000 flow-through shares [Default Label]
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

10.	SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Cash paid during the year for:	$	$	$
Interest	500	-	1,877
Income taxes	-	-	-

During the year ended December 31, 2012, the Company:

a)	issued 300,000 shares with a fair value of $15,000 pursuant to the Mineral Property acquisition agreement on the Pires Gold Project for the 10% interest earned by Ansell Capital (Note 4);
b)	recorded $20,000 forgiveness of debt.

During the year ended December 31, 2011, the Company:

a)	issued 100,000 shares with a fair value of $15,000 under the option agreement to acquire an interest in the Pires Gold Project (Note 4).

During the year ended December 31, 2010, the Company:

a)	issued 150,000 shares with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project (Note 4) which was recorded as obligation to issue shares as at December 31, 2009.